BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.0%
U.S. Government Obligations - 43.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.134%	4/30/22	76,935,000		$77,025,740	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	7/31/22	40,415,000		40,437,012	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	10/31/22	28,850,000		28,869,924	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.069%	1/31/23	41,510,000		41,532,611	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $187,743,497)					187,865,287

SOVEREIGN BONDS - 31.5%
Australia - 4.4%
Australia Government Bond	5.750%	7/15/22	11,860,000	AUD	9,662,468	(b)
New South Wales Treasury Corp.	4.000%	4/8/21	1,323,200	AUD	1,005,256	(b)
Queensland Treasury Corp.	5.500%	6/21/21	5,460,000	AUD	4,194,410	(b)
Western Australian Treasury Corp.	7.000%	7/15/21	5,420,000	AUD	4,196,096

Total Australia					19,058,230

Brazil - 2.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	51,060,000	BRL	9,528,253
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	14,520,000	BRL	2,697,712

Total Brazil					12,225,965

Colombia - 3.7%
Colombian TES, Bonds	6.250%	11/26/25	22,500,000,000	COP	6,384,293
Colombian TES, Bonds	6.000%	4/28/28	37,300,000,000	COP	9,967,882

Total Colombia					16,352,175

Indonesia - 3.4%
Indonesia Treasury Bond	9.000%	3/15/29	186,520,000,000	IDR	14,630,231

Malaysia - 2.7%
Malaysia Government Bond	3.882%	3/10/22	22,950,000	MYR	5,638,565
Malaysia Government Bond	3.955%	9/15/25	8,050,000	MYR	2,045,901
Malaysia Government Bond	3.899%	11/16/27	16,090,000	MYR	4,090,751

Total Malaysia					11,775,217

Mexico - 9.0%
Mexican Bonos, Bonds	8.000%	11/7/47	85,400,000	MXN	4,290,201
Mexican Bonos, Senior Notes	8.500%	5/31/29	198,100,000	MXN	10,889,056
Mexican Bonos, Senior Notes	8.500%	11/18/38	210,300,000	MXN	11,320,167
Mexican Bonos, Senior Notes	7.750%	11/13/42	263,700,000	MXN	13,042,954

Total Mexico					39,542,378

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 0.4%
Republic of Poland Government Bond	2.000%	4/25/21	6,323,000	PLN	$1,601,670

Russia - 0.4%
Russian Federal Bond - OFZ	7.650%	4/10/30	137,000,000	RUB	1,900,714

South Africa - 4.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	195,500,000	ZAR	8,256,431
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	231,200,000	ZAR	12,293,857

Total South Africa					20,550,288

TOTAL SOVEREIGN BONDS (Cost - $140,699,048)					137,636,868

CORPORATE BONDS & NOTES - 20.6%
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 3.2%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.048%	4/5/21	3,299,000		3,299,000	(a)
General Motors Co., Senior Notes	6.800%	10/1/27	1,180,000		1,465,028
General Motors Co., Senior Notes	6.250%	10/2/43	2,100,000		2,693,016
General Motors Co., Senior Notes	5.950%	4/1/49	335,000		426,047
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.216%	11/17/23	6,210,000		6,292,966	(a)

TOTAL CONSUMER DISCRETIONARY					14,176,057

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Apache Corp., Senior Notes	4.750%	4/15/43	2,755,000		2,559,395
Apache Corp., Senior Notes	4.250%	1/15/44	845,000		762,604
Apache Corp., Senior Notes	5.350%	7/1/49	890,000		852,175
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	2,760,000		2,792,350
Hess Corp., Senior Notes	5.600%	2/15/41	1,625,000		1,878,120
Hess Corp., Senior Notes	5.800%	4/1/47	1,575,000		1,880,761
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	570,000		587,100
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	875,000		933,603
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,510,000		2,153,944
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,315,000		1,884,063
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,150,000		963,867
Petrobras Global Finance BV, Senior Notes	6.750%	6/3/50	3,070,000		3,282,674
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,110,000		946,009
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	6,200,000		5,747,400

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	500,000	$453,304	(c)
Total Capital International SA, Senior Notes	3.127%	5/29/50	2,395,000	2,261,036

TOTAL ENERGY				29,938,405

FINANCIALS - 5.6%
Banks - 3.5%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.690%	3/10/23	3,515,000	3,546,438	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.560%	9/15/23	8,875,000	8,926,487	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.810%	3/17/23	3,030,000	3,056,714	(a)

Total Banks				15,529,639

Capital Markets - 1.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.925%	2/23/23	5,158,000	5,194,785	(a)

Consumer Finance - 0.4%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.795%	11/5/21	1,842,000	1,847,065	(a)

Insurance - 0.5%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.603%	1/13/23	2,070,000	2,082,814	(a)(c)

TOTAL FINANCIALS				24,654,303

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	5.705%	5/1/40	975,000	1,195,312
Boeing Co., Senior Notes	5.805%	5/1/50	2,815,000	3,552,179
Boeing Co., Senior Notes	3.950%	8/1/59	1,645,000	1,584,411
Boeing Co., Senior Notes	5.930%	5/1/60	1,630,000	2,097,000

Total Aerospace & Defense				8,428,902

Airlines - 1.9%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,415,000	1,656,225
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	835,000	815,037
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,260,000	1,452,511	(c)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	3,805,000	4,377,945

Total Airlines				8,301,718

Industrial Conglomerates - 1.1%
General Electric Co., Senior Notes	4.350%	5/1/50	4,040,000	4,495,592

TOTAL INDUSTRIALS				21,226,212

TOTAL CORPORATE BONDS & NOTES (Cost - $85,995,479)				89,994,977

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.6%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	400,000		$414,717
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.026%	10/15/36	347,989		348,633	(a)(c)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	220,000		233,829	(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.086%	5/15/36	195,000		195,392	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.759%	4/25/43	657,155		653,875	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.009%	11/25/24	75,736		78,313	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.309%	1/25/30	283,469		287,368	(a)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	361,122	EUR	390,201	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,554,418)					2,602,328

ASSET-BACKED SECURITIES - 0.0%††
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $194,171)	3.000%	10/25/57	200,000		210,334	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $417,186,613)					418,309,794

			SHARES
SHORT-TERM INVESTMENTS - 3.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $14,263,652)	0.026%		14,263,652		14,263,652

TOTAL INVESTMENTS - 99.0% (Cost - $431,450,265)					432,573,446
Other Assets in Excess of Liabilities - 1.0%					4,517,920

TOTAL NET ASSETS - 100.0%					$437,091,366

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	150	6/21	$27,918,306	$27,182,812	$735,494

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	7,120,000	USD	1,941,748	Citibank N.A.	4/12/21	$(139,992)
USD	22,586,184	EUR	18,400,000	Citibank N.A.	4/12/21	1,003,137
USD	5,667,118	MYR	23,000,000	Barclays Bank PLC	4/13/21	123,129
USD	10,683,885	BRL	58,740,000	HSBC Securities Inc.	4/14/21	256,878
CLP	740,000,000	USD	1,021,084	HSBC Securities Inc.	4/16/21	6,209
CZK	27,700,000	USD	1,289,392	JPMorgan Chase & Co.	4/20/21	(44,768)
USD	15,844,685	COP	55,660,000,000	JPMorgan Chase & Co.	4/22/21	648,660
USD	13,464,956	IDR	190,960,000,000	JPMorgan Chase & Co.	4/26/21	343,027
KRW	3,160,000,000	USD	2,867,123	Citibank N.A.	4/29/21	(75,468)
CLP	830,000,000	USD	1,158,312	HSBC Securities Inc.	4/30/21	(5,990)
HUF	725,000,000	USD	2,435,542	HSBC Securities Inc.	5/10/21	(89,179)
INR	140,000,000	USD	1,893,273	HSBC Securities Inc.	5/10/21	11,282
USD	1,902,045	INR	140,000,000	HSBC Securities Inc.	5/10/21	(2,511)
USD	641,068	RUB	49,000,000	Citibank N.A.	5/12/21	(3,518)
CLP	880,000,000	USD	1,254,294	HSBC Securities Inc.	5/12/21	(32,477)
USD	19,937,757	ZAR	297,900,000	HSBC Securities Inc.	5/12/21	(130,181)
USD	40,318,496	MXN	827,900,000	Citibank N.A.	5/13/21	4,750
MXN	12,300,000	USD	599,899	HSBC Securities Inc.	5/13/21	(963)
MXN	51,600,000	USD	2,512,989	HSBC Securities Inc.	5/13/21	(379)
MXN	28,600,000	USD	1,359,251	JPMorgan Chase & Co.	5/13/21	33,397
MXN	50,200,000	USD	2,463,498	JPMorgan Chase & Co.	5/13/21	(19,060)
CAD	1,090,000	USD	848,579	Goldman Sachs Group Inc.	5/14/21	18,827
CAD	2,490,000	USD	1,966,778	Goldman Sachs Group Inc.	5/14/21	14,728
USD	2,401,655	GBP	1,730,000	Citibank N.A.	5/19/21	16,318
GBP	1,730,000	USD	2,388,559	HSBC Securities Inc.	5/19/21	(3,222)
CZK	25,900,000	USD	1,218,250	JPMorgan Chase & Co.	5/20/21	(54,456)
RUB	97,000,000	USD	1,297,485	Citibank N.A.	5/21/21	(22,828)
JPY	182,000,000	USD	1,759,066	Citibank N.A.	5/24/21	(114,521)
USD	12,828,767	JPY	1,355,000,000	Citibank N.A.	5/24/21	585,035
USD	1,487,223	AUD	1,940,000	Goldman Sachs Group Inc.	5/25/21	13,319
USD	8,612,077	AUD	10,940,000	JPMorgan Chase & Co.	5/25/21	300,472
USD	10,589,147	AUD	13,910,000	National Australia Bank Ltd.	5/25/21	21,101
GBP	2,570,000	USD	3,596,317	Citibank N.A.	6/8/21	(52,569)
USD	694,150	GBP	500,000	Citibank N.A.	6/8/21	4,705
USD	986,962	GBP	720,000	HSBC Securities Inc.	6/8/21	(5,839)
USD	1,851,798	GBP	1,350,000	HSBC Securities Inc.	6/8/21	(9,704)
NOK	15,000,000	USD	1,771,301	Citibank N.A.	6/9/21	(17,625)
CLP	730,000,000	USD	1,000,178	HSBC Securities Inc.	6/11/21	13,551

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	640,000,000	USD	567,401	HSBC Securities Inc.	6/11/21	$(1,937)
CLP	1,640,000,000	USD	2,254,884	HSBC Securities Inc.	6/18/21	22,637
EUR	1,690,000	USD	2,012,410	Citibank N.A.	6/23/21	(26,993)
JPY	35,000,000	USD	321,108	HSBC Securities Inc.	6/28/21	(4,739)
JPY	216,000,000	USD	1,986,839	HSBC Securities Inc.	6/28/21	(34,389)

Total						$2,547,854

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

8

Notes to Schedule of Investments (unaudited) (continued)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$187,865,287	—	$187,865,287
Sovereign Bonds	—	137,636,868	—	137,636,868
Corporate Bonds & Notes	—	89,994,977	—	89,994,977
Collateralized Mortgage Obligations	—	2,602,328	—	2,602,328
Asset-Backed Securities	—	210,334	—	210,334

Total Long-Term Investments	—	418,309,794	—	418,309,794

Short-Term Investments†	$14,263,652	—	—	14,263,652

Total Investments	$14,263,652	$418,309,794	—	$432,573,446

Other Financial Instruments:
Futures Contracts	$735,494	—	—	$735,494
Forward Foreign Currency Contracts	—	$3,441,162	—	3,441,162

Total Other Financial Instruments	$735,494	$3,441,162	—	$4,176,656

Total	$14,999,146	$421,750,956	—	$436,750,102

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$893,308	—	$893,308

†	See Schedule of Investments for additional detailed categorizations.

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